Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of Inventories

	At December 31,
Non- Current	2022	2021
Supplies	254	-
	254	-
Current
Supplies	4,844	3,573
Oil and byproducts	10,917	7,940
Others	4	7
	15,765	11,520